Goodwill And Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets

The Company is required to review goodwill and indefinite-lived intangible assets annually for impairment. Goodwill impairment is tested at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Our annual impairment test of goodwill was performed as of December 31, 2012. The estimated fair values of our reporting units were based on discounted cash flow models derived from internal earnings forecasts and assumptions. The assumptions and estimates used in these valuations incorporated the current and expected economic environment. Our model was based on our internally developed forecast and based on these valuations, the fair value substantially exceeded our net asset value. In addition, to the quantitative analysis, we have qualitatively assessed our reporting units and we believe that the quantitative analysis supporting the fair value in excess of the carrying value is appropriate. However, a further deterioration in the global economic environment or in any of the input assumptions in our calculation could adversely affect the fair value of our reporting units and result in an impairment of some or all of the goodwill on the balance sheet.
The changes in the Company’s carrying value of goodwill during the years ended December 31, 2011 and 2012 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2010	$499,238
Translation effect	(1,741)
Business Acquisitions	1,184
Balance as of December 31, 2011	498,681
Translation effect	(420)
Balance as of December 31, 2012	$498,261

The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2012:

	2011			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)			(Dollars in Thousands)
Patents	$3,520	$(1,393)	$2,127	$3,520	$(1,617)	$1,903
Trade name	7,900	(1,598)	6,302	7,900	(2,870)	5,030
Technology and know-how	43,349	(6,526)	36,823	43,349	(12,554)	30,795
Customer related intangible	110,798	(16,481)	94,317	110,798	(31,233)	79,565
Total finite-lived intangible assets	$165,567	$(25,998)	$139,569	$165,567	$(48,274)	$117,293

Amortization expense of intangible assets in 2010, 2011 and 2012 was $2.1 million, $23.0 million and $22.3 million, respectively. Estimated annual amortization expense for the next five years will approximate $22.0 million in 2013, $20.5 million in 2014, $18.8 million in 2015, $14.7 million in 2016 and $15.9 million in 2017.
Goodwill and Other Intangible Assets
We are required to review goodwill and indefinite-lived intangible assets annually for impairment. Goodwill impairment is tested at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Our annual impairment test of goodwill was performed as of December 31, 2012. The estimated fair values of our reporting units were based on discounted cash flow models derived from internal earnings forecasts and assumptions. The assumptions and estimates used in these valuations incorporated the current and expected economic environment. Our model was based on our internally developed forecast and based on these valuations, the fair value substantially exceeded our net asset value. In addition, to the quantitative analysis, we qualitatively assessed our reporting units and we believe that the quantitative analysis supporting the fair value in excess of the carrying value is appropriate. However, a further significant deterioration in the global economic environment or in any of the input assumptions in our calculation could adversely affect the fair value of our reporting units and result in an impairment of some or all of the goodwill on the balance sheet.
During the three months ended March 31, 2013, there were no events or changes in circumstances that would more likely than not reduce the fair value of a reporting unit below its carrying value.
The changes in the carrying value of goodwill during the three months ended March 31, 2013 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2012	$498,261
Currency translation effect	(580)
Balance as of March 31, 2013	$497,681

The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Patents	$3,520	$(1,617)	$1,903	$3,520	$(1,673)	$1,847
Trade name	7,900	(2,870)	5,030	7,900	(3,139)	4,761
Technological know-how	43,349	(12,554)	30,795	43,349	(14,061)	29,288
Customer –related intangible	110,798	(31,233)	79,565	110,798	(34,591)	76,207
Total finite-lived intangible assets	$165,567	$(48,274)	$117,293	$165,567	$(53,464)	$112,103

Amortization expense of intangible assets was $5.6 million and $5.2 million in the three months ended March 31, 2012 and March 31, 2013, respectively.